Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets

Note 8. Intangible assets

At December 31, 2025 and 2024, intangible assets consisted of the following:

	As of December 31,
	2025	2024
Software	$82,430	$77,594
Application development	1,352,182	2,792,117
	1,434,612	2,869,711
Accumulated amortization	(721,597)	(1,759,904)
Intangible assets, net of accumulated amortization	$713,015	$1,109,807

Based on the carrying value of definite-lived intangible assets as of December 31, 2025, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
Years Ended December 31,
2026	$383,989
2027	242,840
2028	86,186
Total amortization expense	$713,015

Amortization expense of intangible assets for the years ended December 31, 2025, 2024 and 2023 was $718,051, $737,842 and $591,321, respectively, which were recognized under General administrative expenses.

During the years ended December 31, 2025, 2024 and 2023, the Company acquired intangible assets of $549,070, $596,469 and $890,377, respectively.

The Company conducted an impairment assessment and concluded that the estimated recoverable amounts of its long-lived assets exceeded their carrying values. This conclusion was supported by the positive projected future cash flows and overall asset recoverability at the Group level. As a result, no impairment charge was recognized.